Financial Instruments and Fair Value Disclosures (Details) - USD ($) $ in Thousands															6 Months Ended		12 Months Ended
	Jun. 15, 2023	Mar. 17, 2023	Mar. 10, 2023	Mar. 09, 2023	Mar. 08, 2023	Mar. 07, 2023	Mar. 01, 2023	Jan. 26, 2023	Jan. 25, 2023	Jan. 20, 2023	Jan. 19, 2023	Jan. 13, 2023	Jan. 12, 2023	Jan. 11, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Mar. 31, 2024	Mar. 31, 2023
Financial Instruments and Fair Value Disclosures [Abstract]
Deemed dividend for Series C Preferred Share due to triggering of down-round feature															$ 0	$ 9,809
Deemed dividend for warrants due to triggering of down-round feature															0	789
Fair value of warrants' liability															$ 23		$ 32
July Warrants [Member]
Financial Instruments and Fair Value Disclosures [Abstract]
Deemed dividend for warrants due to triggering of down-round feature																256	256
August Warrants [Member]
Financial Instruments and Fair Value Disclosures [Abstract]
Deemed dividend for warrants due to triggering of down-round feature																$ 533	$ 533
Series A Warrants [Member]
Financial Instruments and Fair Value Disclosures [Abstract]
Warrants outstanding (in shares)															14,300	446,550	14,300	14,300	1,021,800
Warrants exercised (in shares)	575,250	14,300	320,450	400,400	1,811,550	42,900
Fair value of warrants' liability															$ 23		$ 32
Series A Warrants [Member] | Non-Recurring Basis [Member]
Financial Instruments and Fair Value Disclosures [Abstract]
Gain on warrants at settlement date																$ 628
Fair value of warrants' liability	$ 420	$ 11	$ 269	$ 340	$ 1,612	$ 37
Series A Warrants [Member] | Recurring Basis [Member]
Financial Instruments and Fair Value Disclosures [Abstract]
Gain on warrants as of each measurement date															10	338
Fair value of warrants' liability															$ 23	353	$ 32	$ 27	$ 788
Series C Preferred Stock [Member]
Financial Instruments and Fair Value Disclosures [Abstract]
Deemed dividend for Series C Preferred Share due to triggering of down-round feature							$ 5,391	$ 171	$ 1,486	$ 486	$ 250	$ 39	$ 447	$ 1,539		$ 9,809